Borrowings - Long-Term Debt Obligations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-Term Debt Obligations:
December 31, 2019	$ 52,365
December 31, 2020	300,990
December 31, 2021	725,934
December 31, 2022	62,037
December 31, 2023	11,255
December 31, 2024 and thereafter	63,819
Total	$ 1,216,400	$ 1,077,687